Commitments and Contingencies - Additional Information - Odebrecht (Detail) - Odebrecht Oil And Gas Sa [Member] - USD ($) $ in Millions	1 Months Ended
	Oct. 31, 2014	Sep. 30, 2016	Jul. 31, 2015
Loss Contingencies [Line Items]
Percentage of interest in joint venture arrangement	50.00%
Operating lease arrangement period, lessor	12 years
Estimated cost of project	$ 1,000.0
Prepaid Expense		$ 596.9
Purchase obligation due (remainder of 2015)		117.7
Payments due in the year 2016		290.0
Secured long-term debt financing		440.4	$ 804.0
Debt Instrument, Unused Borrowing Capacity, Amount		$ 363.3